Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 818,166	$ 546,527
Accounts receivable	6,217	10,078
Cobalt inventory	0	1,372
Income taxes receivable	0	5,935
Other	3,697	3,499
Total current assets	828,080	567,411
Non-current assets
Mineral stream interests	6,379,580	6,122,441
Early deposit mineral stream interests	47,094	47,093
Mineral royalty interests	40,421	13,454
Long-term equity investments	98,975	246,678
Property, plant and equipment	8,691	7,638
Other	21,616	26,470
Total non-current assets	6,596,377	6,463,774
Total assets	7,424,457	7,031,185
Current liabilities
Accounts payable and accrued liabilities	13,553	13,458
Income taxes payable	2,127	0
Current portion of performance share units	13,562	12,013
Current portion of lease liabilities	262	604
Total current liabilities	29,504	26,075
Non-current liabilities
Performance share units	11,522	9,113
Lease liabilities	4,909	5,625
Global minimum tax payable	113,505	0
Deferred income taxes	349	232
Pension liability	5,289	4,624
Total non-current liabilities	135,574	19,594
Total liabilities	165,078	45,669
Shareholders' equity
Issued capital	3,798,108	3,777,323
Reserves	(63,503)	(40,091)
Retained earnings	3,524,774	3,248,284
Total shareholders' equity	7,259,379	6,985,516
Total liabilities and shareholders' equity	$ 7,424,457	$ 7,031,185